KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants' Report on
Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc.
Bank of America, National Association (together, the "Company")
Merrill Lynch Pierce Fenner & Smith Incorporated
(collectively, the "Specified Parties")

Re: BAMLL Commercial Mortgage Securities Trust 2016-SS1 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are intended to be included as collateral in the offering of the Certificates by BAMLL Commercial Mortgage Securities Trust 2016-SS1. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●
The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

●	The term "recomputed" means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

●	The term "rounding" means that amounts and percentages were within $1.00 and 0.1%, respectively.

●
The term "Data File" means the electronic data file provided to us by the Company on January 20, 2016 containing information with respect to one mortgage loan ("Mortgage Loan") and the related mortgaged property ("Mortgaged Property").

●	The term "Cut-off Date" means the payment date in February 2016, as provided by the Company.

●	The term "Compared Attributes" means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

●	The term "Loan File" means the copies of source documents made available by the Company and listed in Attachment A.

●	The term "Recomputed Attributes" means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

BAMLL Commercial Mortgage Securities Trust 2016-SS1
January 20, 2016

●	The term "Calculation Methodology" means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

●	The term "Instructions" means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loan and all related Mortgaged Property in the Data File.

A.
For the Mortgage Loan and related Mortgaged Property in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and

BAMLL Commercial Mortgage Securities Trust 2016-SS1
January 20, 2016

conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization ("NRSRO").

We are independent certified public accountants with respect to the Banc of America Merrill Lynch Large Loan, Inc. and Bank of America, National Association, under Rule 101 of the AICPA Code of Professional Conduct and its interpretations and rulings. For purposes of this engagement, we have no reason to maintain independence under Rule 101 and may not be independent of the following entities: Merrill Lynch Pierce Fenner & Smith Incorporated and Bank of America Corporation.

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Banc of America Merrill Lynch Large Loan, Inc., Bank of America, National Association and Merrill Lynch Pierce Fenner & Smith Incorporated. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as a Specified Party but who may have access to this report as required by law or regulation.

January 20, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Property Condition Assessment
City	Property Condition Assessment
State	Property Condition Assessment
County	Property Condition Assessment
Zip Code	Property Condition Assessment
Property Type	Appraisal/ Property Condition Assessment
Property SubType	Appraisal/ Property Condition Assessment
Year Built	Appraisal/ Property Condition Assessment
Most Recent Renovation	Appraisal/ Property Condition Assessment
Total Property SF	Appraisal/ Property Condition Assessment
Occupancy Rate	Underwritten Rent Roll/Lease Agreement
Occupancy As of Date	Underwritten Rent Roll/Lease Agreement
Loan Purpose	Closing Statement
Original Balance	Loan Agreement
Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Day of Month	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee	Loan Agreement
Amortization Type	Loan Agreement
Original Amortization Term (mos)	Loan Agreement
Original IO Term (mos)	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Rate	Loan Agreement
Administrative Fee Rate	Provided by the Company
Monthly P&I Payment	Loan Agreement
Annual P&I Debt Service	Loan Agreement

Attribute	Source Document
Prepay Description	Loan Agreement
Appraisal Date	Appraisal
Appraisal Value	Appraisal
Engineering Report Date	Property Condition Assessment
Environmental Phase I Report Date	Environmental Report
Environmental Phase II Report Date	Environmental Report
Seismic Report Date	Seismic Report
PML %	Seismic Report
Third Most Recent NOI Date	Underwritten Cash Flow Statement
Third Most Recent NOI	Underwritten Cash Flow Statement
Second Most Recent NOI Date	Underwritten Cash Flow Statement
Second Most Recent NOI	Underwritten Cash Flow Statement
Most Recent NOI Date	Underwritten Cash Flow Statement
Most Recent Description	Underwritten Cash Flow Statement
Most Recent Revenue	Underwritten Cash Flow Statement
Most Recent Expenses	Underwritten Cash Flow Statement
Most Recent NOI	Underwritten Cash Flow Statement
Most Recent NCF	Underwritten Cash Flow Statement
Underwritten Revenue	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Capital Items	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Largest Tenant 1	Underwritten Rent Roll/Lease Agreement
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant 1 % of Total SF	Underwritten Rent Roll/Lease Agreement
Largest Tenant 1 Expiration	Underwritten Rent Roll/Lease Agreement
Largest Tenant 2	Underwritten Rent Roll/Lease Agreement
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant 2 % of Total SF	Underwritten Rent Roll/Lease Agreement
Largest Tenant 2 Expiration	Underwritten Rent Roll/Lease Agreement
Largest Tenant 3	Underwritten Rent Roll/Lease Agreement

Attribute	Source Document
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant 3 % of Total SF	Underwritten Rent Roll/Lease Agreement
Largest Tenant 3 Expiration	Underwritten Rent Roll/Lease Agreement
Largest Tenant 4	Underwritten Rent Roll/Lease Agreement
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant 4 % of Total SF	Underwritten Rent Roll/Lease Agreement
Largest Tenant 4 Expiration	Underwritten Rent Roll/Lease Agreement
Largest Tenant 5	Underwritten Rent Roll/Lease Agreement
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll/Lease Agreement
Largest Tenant 5 % of Total SF	Underwritten Rent Roll/Lease Agreement
Largest Tenant 5 Expiration	Underwritten Rent Roll/Lease Agreement
Sponsors	Guaranty of Recourse Obligations/Loan Agreement
Carve-Out Guarantor(s)	Guaranty of Recourse Obligations/Loan Agreement
Borrower Name	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement/ Non-Consolidation letter
Independent Director	Loan Agreement
Title Type	Proforma Title Policy/Title Policy/Ground Lease
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Flow Sweep Trigger	Loan Agreement/Cash Management Agreement
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lessor	Proforma Title Policy/Title Policy/Ground Lease
Ground Rent	Proforma Title Policy/Title Policy/Ground Lease
Real Estate Tax Escrow - Initial	Closing Statement/Loan Agreement
Real Estate Tax Monthly Escrow	Closing Statement/Loan Agreement
Insurance Escrow - Initial	Closing Statement/Loan Agreement
Insurance Monthly Escrow	Closing Statement/Loan Agreement
Replacement Reserve Escrow - Initial	Closing Statement/Loan Agreement
Replacement Reserve Monthly Escrow	Closing Statement/Loan Agreement
Immediate Repairs Escrow - Initial	Closing Statement/Loan Agreement
Immediate Repairs Monthly Escrow	Closing Statement/Loan Agreement

Attribute	Source Document
TI /LC Escrow - Initial	Closing Statement/Loan Agreement
TI/LC Monthly Escrow	Closing Statement/Loan Agreement
Other Escrow 1 Description	Closing Statement/Loan Agreement
Other Escrow 1 Initial	Closing Statement/Loan Agreement
Other Escrow 1 Monthly	Closing Statement/Loan Agreement
Other Escrow 2 Description	Closing Statement/Loan Agreement
Other Escrow 2 Initial	Closing Statement/Loan Agreement
Other Escrow 2 Monthly	Closing Statement/Loan Agreement
Additional Financing In Place	Loan Agreement
Additional Financing Type	Loan Agreement
Additional Financing Amount (Original)	Loan Agreement
Additional Financing Amount (Cut-off)	Loan Agreement
Additional Financing Interest Rate	Loan Agreement
Additional Financing Interest Accrual Method	Loan Agreement
Additional Financing Amortization Type	Loan Agreement
Additional Financing Monthly Debt Service	Loan Agreement
Additional Financing Annual Debt Service	Loan Agreement
Total Debt Service	Loan Agreement
Future Additional Debt Permitted (Y/N)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Limit	Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Date Balance
Recompute using the Original Balance, Interest Accrual Method, Seasoning as of Cut-off Date (Months), Original IO Term (mos), First Payment Date, Maturity Date, Interest Rate and Monthly IO Payment. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Maturity Balance
Recompute using the Original Balance, Interest Accrual Method, Seasoning as of Cut-off Date (Months), Original IO Term (mos), First Payment Date, Maturity Date, Interest Rate and Monthly IO Payment. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Loan PSF	Recompute using the Cut-off Date Balance divided by Total Property SF.
Original Loan Term (mos)	Number of payments between and including the First Loan Payment Date the Maturity Date.
Remaining Loan Term (mos)	Original Loan Term (mos) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Remaining Amortization Term (mos)	Original Amortization Term (mos) minus Seasoning as of the Cut-off Date (Months).
Remaining IO Term (mos)	Original IO Term minus Seasoning as of the Cut-off Date (Months).
Net Interest Rate	Interest Rate minus Administrative Fee.
Monthly IO Payment	Interest Rate multiplied by Cut-off Date Balance and Interest Accrual Method (Actual/360).
Annual IO Debt Service	Monthly IO Payment times 12 months.
Cut-off Date LTV	Cut-off Date Balance divided by Appraisal Value.
Maturity Date LTV	Maturity Balance divided Appraisal Value.
UW NOI DSCR	Underwritten NOI divided by product of Monthly IO Payment and 12 months.
UW NCF DSCR	Underwritten NCF divided by product of Monthly IO Payment and 12 months.
UW NOI Debt Yield	Underwritten NOI divided by Cut-off Date Balance.
UW NCF Debt Yield	Underwritten NCF divided by Cut-off Date Balance.
Total Debt Original Balance	The sum of the Original Balance and any Additional Financing Amount (Original Balance).
Total Debt Cut-off Date Balance	The sum of the Cut-off Balance and any Additional Financing Amount (Cut-off).

B-1

Attribute	Calculation Methodology
Total Debt Loan PSF	We recomputed using the Total Debt Cut-off Date Balance divided by Total Property SF.
Total Debt Cut-Off LTV	Total Debt Cut-off Date Balance divided by Appraisal Value.
Total Debt NOI DSCR	Underwritten NOI divided by product of Monthly IO Payment and 12 months.
Total Debt NCF DSCR	Underwritten NCF divided by product of Monthly IO Payment and 12 months.
Total Debt NOI Debt Yield	Underwritten NOI divided by Total Debt Cut-off Date Balance.
Total Debt NCF Debt Yield	Underwritten NCF divided by Total Debt Cut-off Date Balance.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as "Provided by Company," we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1